Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Basic And Diluted Earnings Per Share
(a)	Basic earnings per share for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in Won, except share information)	2023		2024	2025
Profit attributable to controlling interest	￦	1,698,202,436,726	1,125,379,754,922	690,685,596,779
Weighted-average number of common shares outstanding(*1)		75,869,542	75,767,552	75,620,779

Basic earnings per share	￦	22,383	14,853	9,134

(*1)	The weighted-average number of common shares used to calculate basic earnings per share are as follows:

(shares)	2023	2024	2025
Total number of common shares issued	84,571,230	83,761,569	81,350,016
Weighted-average number of treasury shares	(8,701,688)	(7,994,017)	(5,729,237)

Weighted-average number of common shares outstanding	75,869,542	75,767,552	75,620,779

Summary of Diluted Earnings Per Share
(b)
The Company has potentially issuable common shares due to its exchangeable bonds as of December 31, 2023, 2024 and 2025 and Share-based Payment Program as of December 31, 2023. The effect from the Share-based Payment Program was excluded from the calculation of diluted earnings per share for year ended December 31, 2023 due to anti-dilutive effect. Meanwhile, diluted earnings per share is equal to basic earnings per share for the years ended December 31, 2023 and 2025 due to anti-dilutive effect. Diluted earnings per share for the years ended December 31, 2023, 2024 and 2025 are calculated as follows:

(in Won, except share information)	2023		2024	2025
Profit attributable to controlling interest	￦	1,698,202,436,726	1,125,379,754,922	690,685,596,779
Gain from exchange rate on and revaluation of exchangeable bonds		—	(139,569,768,850)	—

Diluted profit		1,698,202,436,726	985,809,986,072	690,685,596,779

Adjusted weighted-average number of common shares(*1)		75,869,542	77,990,432	75,620,779

Diluted earnings per share	￦	22,383	12,640	9,134

Summary of weighted-average number of common shares used to calculate diluted earnings per share
(*1)	The adjusted weighted-average number of common shares outstanding to calculate diluted earnings per share are as follows:

(shares)	2023	2024	2025
Weighted-average number of common shares outstanding	75,869,542	75,767,552	75,620,779
Weighted-average number of potential common share	—	2,222,880	—

Adjusted weighted-average number of common shares	75,869,542	77,990,432	75,620,779